Inventory - Components of Inventory (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Finished goods	$ 25,275
Processed materials			$ 958,575
Total inventories	$ 25,275		$ 958,575